American
Express(R)
Variable
Portfolio
Funds

References to "Fund" throughout this annual report refer to AXP VP-Bond Fund, AXP VP-Capital Resource Fund, AXP VP-Cash Management Fund, AXP VP-Extra Income Fund, AXP VP-Global Bond Fund, AXP VP-International Fund, AXP VP-Managed Fund, AXP VP-New Dimensions Fund and AXP VP-Strategy Aggressive Fund, singularly or collectively as the context requires.

1999 ANNUAL  REPORT

AMERICAN EXPRESS Financial Advisors

(This annual report includes a prospectus that describes in detail the Funds' objectives, investment strategies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Managed by IDS Life Insurance Company

The  American  Express  Variable   Portfolio  (AXP  VP)  Funds  provide  several
alternatives to consider for investment through your annuity contracts.

Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell  investors how the Fund  performed.

From the  Chairman                                          6

AXP Variable  Portfolio  -- Bond Fund                       7
From the  Portfolio Manager                                 7
The  10  Largest  Holdings                                  8
The  Fund's  Long-term  Performance                         9

AXP Variable  Portfolio -- Capital Resource Fund           10
From the Portfolio Manager                                 10
The 10 Largest  Holdings                                   11
The Fund's  Long-term  Performance                         12

AXP Variable Portfolio -- Cash Management  Fund            13
From the Portfolio  Manager                                13

AXP Variable Portfolio -- Extra Income Fund                14
From the Portfolio  Managers                               14
The 10 Largest Holdings                                    15
The Fund's Long-term  Performance                          16

AXP Variable Portfolio -- Global Bond Fund                 17
From the Portfolio Manager                                 17
The 10 Largest Holdings                                    18
The Fund's Long-term Performance                           19

AXP Variable Portfolio -- International Fund               20
From the Portfolio Manager                                 20
The 10 Largest Holdings                                    21
The Fund's Long-term Performance                           22

AXP Variable Portfolio-- Managed Fund                      23
From the Portfolio Managers                                23
The 10 Largest Holdings                                    24
The Fund's Long-term Performance                           25

AXP Variable Portfolio-- New Dimensions Fund               26
From the Portfolio Manager                                 26
The 10 Largest Holdings                                    27
The Fund's Long-term Performance                           28

AXP Variable Portfolio-- Strategy Aggressive Fund          29
From the Portfolio Managers                                29
The 10 Largest Holdings                                    30
The Fund's Long-term Performance                           31

All Funds
Independent Auditors' Report                               32
Financial Statements                                       33
Notes to Financial Statements                              44
Investments in Securities                                  55

(This annual report is not part of the prospectus.)
ANNUAL REPORT - 1999

1999 PROSPECTUS

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Funds                                                4p
AXP Variable Portfolio --
   Blue Chip Advantage Fund                              5p
Goal                                                     5p
Investment Strategy                                      5p
Risks                                                    6p
Past Performance                                         6p
Management                                               6p

AXP Variable Portfolio-- Bond Fund                       7p
Goal                                                     7p
Investment Strategy                                      7p
Risks                                                    8p
Past Performance                                         9p
Management                                              10p

AXP Variable Portfolio --
   Capital Resource Fund                                11p
Goal                                                    11p
Investment Strategy                                     11p
Risks                                                   12p
Past Performance                                        13p
Management                                              14p

AXP Variable Portfolio --
   Cash Management Fund                                 15p
Goal                                                    15p
Investment Strategy                                     15p
Risks                                                   16p
Past Performance                                        17p
Management                                              17p

AXP Variable Portfolio --
   Diversified Equity Income Fund                       18p
Goal                                                    18p
Investment Strategy                                     18p
Risks                                                   19p
Past Performance                                        19p
Management                                              19p

AXP Variable Portfolio-- Extra Income Fund              20p
Goal                                                    20p
Investment Strategy                                     20p
Risks                                                   21p
Past Performance                                        22p
Management                                              23p

AXP Variable Portfolio-- Federal Income Fund            24p
Goal                                                    24p
Investment Strategy                                     24p
Risks                                                   25p
Past Performance                                        25p
Management                                              25p

AXP Variable Portfolio --
   Global Bond Fund                                     26p
Goal                                                    26p
Investment Strategy                                     26p
Risks                                                   27p
Past Performance                                        28p
Management                                              29p

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
(This annual report is not part of the prospectus.)

AXP Variable Portfolio -- Growth Fund                   30p
Goal                                                    30p
Investment Strategy                                     30p
Risks                                                   31p
Past Performance                                        31p
Management                                              31p

AXP Variable Portfolio -- International Fund            32p
Goal                                                    32p
Investment Strategy                                     32p
Risks                                                   33p
Past Performance                                        34p
Management                                              35p

AXP Variable Portfolio -- Managed Fund                  36p
Goal                                                    36p
Investment Strategy                                     36p
Risks                                                   37p
Past Performance                                        38p
Management                                              39p

AXP Variable Portfolio --
   New Dimensions Fund                                  40p
Goal                                                    40p
Investment Strategy                                     40p
Risks                                                   41p
Past Performance                                        42p
Management                                              43p

AXP Variable Portfolio --
   Small Cap Advantage Fund                             44p
Goal                                                    44p
Investment Strategy                                     44p
Risks                                                   45p
Past Performance                                        45p
Management                                              45p

AXP Variable Portfolio --
   Strategy Aggressive Fund                             46p
Goal                                                    46p
Investment Strategy                                     46p
Risks                                                   47p
Past Performance                                        48p
Management                                              49p

Fees and Expenses                                       50p
Shareholder Fees                                        50p
Annual Fund Operating Expenses                          50p
Buying and Selling Shares                               52p
Valuing Fund Shares                                     52p
Purchasing Shares                                       52p
Transferring/Selling Shares                             52p
Distributions and Taxes                                 53p
About the Company                                       54p
Financial Highlights                                    56p

(This annual report is not part of the prospectus.)
ANNUAL REPORT - 1999

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The past 12 months was a period of recovery for financial assets, especially U.S. stocks. As a result, all of the American Express(R) Variable Portfolio Funds generated positive performance during the fiscal year, which ran from September 1998 through August 1999.

I also want to report the results of a shareholder meeting held by American Express Funds this past June. Shareholders approved several proposals advanced by management, including:

o The election of board members and the selection of KPMG LLP as independent auditors.

o Change in the funds' names from "IDS" to "AXP" as well as changes in several individual fund names.

o A new shareholder service and distribution plan.

o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.

Arne H. Carlson

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
(This annual report is not part of the prospectus.)

(icon of) Steven C. Merrell
Steven C. Merrell
Portfolio manager

From the Portfolio Manager

AXP VP -- Bond Fund (formerly known as IDS Life Special Income Fund)

An unsettled environment for bonds resulted in a modestly positive performance by the Fund during the past fiscal year. For the 12 months -- September 1998 through August 1999 -- the Fund's value increased 2.40%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or life insurance contracts.)

At the outset of the period, most sectors of the bond market were still feeling the effects of a "flight to quality" that stemmed from economic turmoil in Asia, Russia and parts of Latin America. That condition resulted in a price boost for U.S. Treasury bonds at the expense of corporate, mortgage-backed and emerging-market (developing foreign economies such as Korea, Mexico and Russia) issues.

But by autumn, the mood of the market began to change. Encouraged by three reductions in short-term interest rates by the Federal Reserve, investors began to venture outside the ultra-safe world of Treasuries. The result was generally rising prices for corporate and mortgage-backed holdings that continued through until February. From that point, all sectors of the U.S. bond market struggled in the face of a rise in long-term interest rates, a trend that dominated the second half of the fiscal year.

For the Fund, the ultimate result was up-and-down performance for most of the 12 months as various sectors of the market either gained or lost ground. The best stretch came over the winter, when low-grade corporate and emerging-market bonds enjoyed a welcome recovery. As those bonds rebounded, I took that opportunity to reduce holdings in those sectors and shift more assets into higher-grade corporate issues and cash reserves. The ultimate result was a more conservatively positioned portfolio. At the end of the period, most of the assets were in corporate bonds, followed by mortgage-backed and Treasury issues. On an overall basis, the portfolio mix was 67% investment-grade securities, 33% low grade.

As the new fiscal year begins, the investment environment continues to be buffeted by conflicting factors: the ongoing strength of the U.S. economy accompanied by low inflation, improving outlooks in several foreign countries, a Federal Reserve Board that has demonstrated a willingness to raise interest rates, and concern about the impact of the Y2K computer problem. In the end, I expect it will take at least a few months before things are sorted out, after which I think bonds, especially corporate issues, can look forward to better performance.

Steven C. Merrell

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

The 10 Largest Holdings

AXP VP -- Bond Fund

                                        Percent                     Value
                                   (of net assets)         (as of Aug. 31, 1999)
 Hydro-Quebec                            1.25%                   $21,912,837
8.50% 2029

 Time Warner                             1.10                     19,288,461
7.57% 2024

 Conseco                                  .86                     14,965,217
7.60% 2001

 Wells Fargo                              .84                     14,780,354
6.63% 2004

 KPNQwest                                 .82                     14,287,499
8.13% 2009

 Florida Windstrom                        .80                     14,079,257
7.13% 2019

 Bank One                                 .78                     13,608,018
6.00% 2009

 Qwest Communications Intl                .74                     12,865,064
7.50% 2008

 Speedway Motorsports                     .68                     11,940,000
8.50% 2007

 Countrywide Home Loan                    .67                     11,804,399
6.85% 2004

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

                           The 10 holdings listed here
                           make up 8.54% of net assets

American Express Variable Portfolio Funds
(This annual report is not part of the prospectus.)

The Fund's Long-term Performance

AXP VP -- Bond Fund

                  How $10,000 has grown in AXP VP - Bond Fund

$30,000

                                                                 X $21,239
                                                                   AXP-VP
                                                                   Bond Fund

$20,000

                                              X Lehman Brothers
                                                Aggregate Bond Index

$10,000

 '89  '90   '91   '92   '93   '94   '95   '96    '97     '98    '99


            Average annual total return (as of Aug. 31, 1999)
                       1 year                    5 years            10 years
                       +2.40%                    +7.03%              +7.82%

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Aggregate Bond Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

Lehman Brothers Aggregate Bond Index is an unmanaged index made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 1999

(picture of) Joseph M. Barsky
Joseph M. Barsky
Portfolio manager

From the Portfolio Manager

AXP VP -- Capital  Resource Fund  (formerly  known as IDS Life Capital  Resource
Fund)

The Fund took advantage of a powerful rally by the stock market to post an exceptionally strong gain during the past fiscal year. For the 12 months -- September 1998 through August 1999 -- the Fund's value increased 40.12%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or life insurance contracts.)

When the period began last fall, stock investors were still licking their wounds suffered during a late-summer nosedive that took the market down by nearly 20% and cut some stocks' prices in half. But, with the remarkable resilience that has been its hallmark in recent years, the market soon righted itself and set out to regain the lost ground.

Supported along the way by three reductions in short-term interest rates by the Federal Reserve Board, stocks not only recouped their losses by fall's end but went on to establish a new all-time high by early January. From that point, a steady rise in long-term interest rates kept stocks off balance at times. Overall, though, the market did manage a small advance over the second half of the fiscal year.

Working in the Fund's favor was the strength of large-capitalization growth stocks representing companies with strong, if not dominant, positions in their industries. Especially productive were technology stocks, including Cisco Systems, EMC, Texas Instruments, Solectron, IBM and Intel, all of which were among the Fund's larger holdings during the 12 months. Another substantial area of investment was retailing, which saw Wal-Mart, Circuit City and The Gap make healthy gains. The results for financial services stocks, a relatively small exposure for the Fund, were mixed but, on the whole, positive.

I made only modest changes to the portfolio over the period, adding somewhat to technology while reducing financial services a bit. Last winter, I added more economically sensitive stocks in anticipation of stronger earnings growth. Throughout the year, I kept cash reserves quite low, preferring to keep the vast majority of the portfolio invested in stocks.

While key factors such as solid economic growth, generally healthy corporate profits and low inflation remain in place as the current fiscal year begins, the possibility of higher interest rates could trouble the stock market over the near term. Once that cloud clears, however, I think stocks will be in good position to advance.

Joseph M. Barsky

American Express Variable Portfolio Funds
(This annual report is not part of the prospectus.)

The 10 Largest Holdings

AXP VP -- Capital Resource Fund

                                       Percent                      Value
                                   (of net assets)         (as of Aug. 31, 1999)
 Tyco Intl                               4.15%                  $233,018,750

 General Electric                        3.30                    185,315,625

 Intl Business Machines                  2.77                    155,703,124

 Microsoft                               2.47                    138,843,750

 Intel                                   2.34                    131,500,000

 Unisys                                  2.30                    129,000,000

 Solectron                               2.23                    125,200,000

 Texas Instruments                       2.19                    123,093,750

 Illinois Tool Works                     2.08                    116,906,250

 Home Depot                              2.01                    113,081,250

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

                           The 10 holdings listed here
                           make up 25.84% of net assets


(This annual report is not part of the prospectus.         ANNUAL REPORT - 1999

The Fund's Long-term Performance

AXP VP -- Capital Resource Fund

                  How $10,000 has grown in AXP VP - Capital Resource Fund

$50,000

$40,000
                                                               X $36,320
                                                                 AXP VP-Capital
                                                                 Resource Fund

                                                 X S&P 500 Index
$30,000

$20,000

$10,000

'89  '90   '91   '92   '93   '94   '95   '96    '97    '98    '99

                Average annual total return (as of Aug. 31, 1999)
              1 year                 5 years               10 years
              +40.12%                +17.10%                +13.77%

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Standard & Poor's 500 Index (S&P 500 Index).

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies are generally larger than those in which the Fund invests.

(picture of) Terry Fettig
Terry Fettig
Portfolio manager

From the Portfolio Manager

AXP VP -- Cash Management Fund (formerly known as IDS Life Moneyshare Fund)

The Fund's yield declined somewhat during the fiscal year (September 1998 through August 1999), reflecting a drop in short-term interest rates over the period. For the period, the Fund generated a return of 4.72% and the 7-day yield was 4.73%.* In keeping with its objective, the Fund maintained a $1 per share price throughout the 12 months. (An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.)

Despite ongoing solid economic growth, inflation remained remarkably low during the past 12 months. In recent years, these factors led the Federal Reserve Board to leave short-term interest rates virtually unchanged. But last fall, with financial chaos in Asia, Russia and parts of Latin America threatening to severely restrict lending worldwide, the Fed reduced rates three times in less than three months.

(By way of background, the Fed usually adjusts short-term interest rates based on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed often lowers rates to stimulate economic growth. When the economy is strong, the Fed often raises rates to reign in economic growth and thereby keep inflation in check.)

In response to the Fed's rate cuts, issuers of commercial paper -- the core of the Fund's investment portfolio -- also lowered the interest on their securities. Therefore, the yield on the Fund declined as well. To mitigate that trend, I added more longer-term securities, a strategy that increases the portfolio's average maturity and, in turn, the yield.

By summer, though, with the economy still rolling along, the Fed decided to reverse course. The result was two interest-rate increases, one in June and another in late August.

Looking toward the new fiscal year, I think the Fed may find it necessary to push up short-term rates a bit more before it is comfortable with the state of the economy and the inflation outlook. Should that prove true, I would expect the Fund's yield to rise accordingly in the months ahead.

Terry Fettig

*The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. This yield is based on the 7-day yield as of Aug. 31, 1999.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

(picture of) Jack Utter
Jack Utter
Portfolio manager

(picture of) Scott Schroepfer
Scott Schroepfer
Portfolio manager

From the Portfolio Managers

AXP VP -- Extra Income Fund (formerly known as IDS Life Income Advantage Fund)

The Fund recovered from a bad start to generate a positive result for the past fiscal year. For the 12 months -- September 1998 through August 1999 -- the Fund's value increased 2.61%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or life insurance contracts.)

When the period began last fall, high-yield bonds were stuck in their worst slump since 1990. With many smaller markets in Asia, Latin America and Eastern Europe in near free-fall as a result of the economic malaise dubbed the `Asian flu,' investors sought the sanctuary of U.S. Treasury bonds. At the same time, they abandoned high-yield issues, which saw their prices sink in response. Reflecting the difficult environment, the Fund's value declined by more than 6% during September and October.

Meanwhile, the Federal Reserve was busy cutting short-term interest rates to try to bring some stability to the financial markets. The effort paid off rather quickly as the high-yield sector reversed direction in November and, by spring, had more than made up the ground it lost during the fall.

The second half of the fiscal year, however, turned out to be a struggle much of the time as a rise in long-term interest rates put pressure on bond prices. The high-yield sector held up relatively well, however, despite a heavy supply of new issues and investors' reluctance to own securities on the riskier end of the investment scale.

Looking at the Fund's holdings, a substantial portion of the portfolio remained invested in four areas: telecommunications, paper/packaging, media and energy. Trading was modest during the period, and we made no major allocation shifts.

As the new fiscal year begins, the investment fundamentals remain reasonably good for high-yield bonds; the economy continues to chug along, and inflation has yet to rise meaningfully. On the other hand, concerns about the Fed's actions on interest rates could keep the market off balance. All in all, though, we think the odds are that we'll see improving performance as the current period progresses.

Jack Utter

Scott Schroepfer

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
(This annual report is not part of the prospectus.)

The 10 Largest Holdings

AXP VP -- Extra Income Fund

                                             Percent                Value
                                        (of net assets)    (as of Aug. 31, 1999)
 AMFM                                         1.29%              $8,255,999
8.00% 2008

 EchoStar DBS                                 1.13                7,199,999
9.38% 2009

 Trump Atlantic City Assn/Funding             1.02                6,493,000
11.25% 2006

 Nextel Partners                               .95                6,059,999
13.60% 2004

 Abbey Healthcare Group                        .89                5,663,750
9.50% 2002

 Outsourcing Solutions                         .87                5,576,199
11.00% 2006

 Outdoor Systems                               .84                5,332,863
8.88% 2007

 Motor & Gears                                 .81                5,184,375
10.75% 2006

 CSC Holdings                                  .77                4,915,700
11.13% Pay-in-kind Series M Preferred

 Pierce Leahy Command                          .75                4,779,063
8.13% 2008

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

                           The 10 holdings listed here
                           make up 9.32% of net assets

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

The Fund's Long-term Performance

AXP VP -- Extra Income Fund

                 How $10,000 has grown in AXP VP - Extra Income Fund
$20,000
                                X Merrill Lynch High Yield Bond Index

                                                        X $12,040
                                                        AXP VP-Extra Income Fund
                            X Lehman Brothers
                              Aggregate Bond Index


$10,000

6/1/96       8/96       8/97          8/98            8/99

                          Average annual total return (as of Aug. 31, 1999)
                                                              Since
                                 1 year                     inception*
                                 +2.61%                       +5.71%
                         *Inception date was May 1, 1996.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Aggregate Bond Index and the Merrill Lynch High Yield Bond Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

Lehman Brothers Aggregate Bond Index is an unmanaged index made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Merrill Lynch High Yield Bond Index provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
(This annual report is not part of the prospectus.)

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager

AXP VP-- Global Bond Fund (formerly known as IDS Life Global Yield Fund)

An up-and-down environment for bonds resulted in a modest gain by the Fund during the past fiscal year. For the 12 months -- September 1998 through August 1999 -- the Fund's value appreciated 2.50%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or life insurance contracts.)

The period got off to a strong start, as a decline in long-term interest rates boosted bond values in the U.S. and Europe, where the great majority of the assets were invested. Although rates soon leveled off, major-market bonds held their own during the winter, while emerging-market bonds rebounded nicely from their debacle in the late summer of last year.

At that point, the going got more difficult. Driven by fear of potentially higher inflation stemming from remarkably strong economic growth in the U.S., long-term interest rates began a steady climb through the end of the period. Because rising rates depress bond prices, the Fund's U.S. holdings lost value. In addition, depreciation of the euro, Europe's common currency, reduced returns on some investments in that region.

Throughout the year, U.S. bonds, chiefly Treasury issues, made up the bulk of the Fund's investments (more than half at times), followed by European and a relatively modest amount of emerging-market issues. Early in 1999, the Fund avoided yen-denominated Japanese bonds, which continued to struggle in the face of ongoing economic weakness. But in the summer, when I assumed management of the Fund, I built up a small position to take advantage of what appeared to be an improving outlook for Japan. Lastly, in addition to emphasizing bonds denominated in U.S. dollars to try to minimize any negative impact from depreciating foreign currencies, the Fund's duration -- a function of the average maturity of the Fund's holdings -- was reduced to lessen the negative effect of a rise in interest rates.

Looking toward the current fiscal year, the U.S. and European bond markets continue to be concerned about the possibility of still-higher interest rates. Because it may take several months before the interest-rate question is resolved, I plan to stick to a conservative investment approach that centers on generating income and preserving bond values. In addition, I plan to increase exposure to the Japanese and European currencies to capitalize on an expected in the value of the dollar.

Ray Goodner

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

The 10 Largest Holdings

AXP VP -- Global Bond Fund

                                         Percent                 Value
                                     (of net assets)      (as of Aug. 31, 1999)
 Allgemeine Hypo Bank                     8.04%               $15,882,391
5.00% 2009

 Govt of Norway                           3.12                  6,161,077
7.00% 2001

 United Kingdom Treasury                  3.09                  6,100,132
8.00% 2003

 Federal Republic of Germany              3.08                  6,078,792
8.00% 2002

 Govt of Italy                            2.62                  5,170,836
8.50% 2004

 United Kingdom Treasury                  2.53                  5,003,780
8.50% 2005

 Govt of Denmark                          1.95                  3,844,916
7.00% 2024

 Govt of Sweden                           1.91                  3,767,400
6.00% 2005

 Govt of Sweden                           1.87                  3,691,056
8.00% 2007

 Govt of Canada                           1.81                  3,564,117
8.00% 2023

Excludes U.S. Treasury and government agency holdings.

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

                           The 10 holdings listed here
                           make up 30.02% of net assets

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
(This annual report is not part of the prospectus.)

The Fund's Long-term Performance

AXP VP-- Global Bond Fund

                 How $10,000 has grown in AXP VP - Global Bond Fund
$20,000

                                                        X $11,612
                                                        AXP VP-Global Bond Fund

                          X Lipper Global Income Fund Index

                              X Salomon Brothers World Government Bond Index
$10,000

6/1/96     8/96          8/97          8/98           8/99

                          Average annual total return (as of Aug. 31, 1999)
                                                              Since
                                 1 year                     inception*
                                 +2.50%                       +4.52%

                         *Inception date was May 1, 1996.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lipper Global Income Fund Index and the Salomon Brothers World Government Bond Index. Recently the Fund's portfolio manager recommended that the Fund change its comparative index from the Salomon Brothers Global Government Bond Composite Index to the Salomon Brothers World Government Bond Index. The portfolio manager made this recommendation because the new index more closely represented the Fund's holdings and information for the index was more readily available. We would normally include both the Salomon Brothers Global Government Bond Composite Index and the Salomon Brothers World Government Bond Index in this transition year, however, information for the Salomon Brothers Global Government Bond Composite Index is no longer available.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

Salomon Brothers World Government Bond Index, is an unmanaged market capitalization weighted benchmark, tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of government bond securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

(picture of) Peter Lamaison
Peter Lamaison
Portfolio Manager

From the Portfolio Manager

AXP VP -- International  Fund (formerly known as IDS Life  International  Equity
Fund)

Generally strong stock markets in Europe and Japan provided the basis for a productive fiscal year for the Fund. Over the 12 months -- September 1998 through August 1999 -- the Fund's value increased by 22.18%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or life insurance contracts.)

The period actually got off to a bad start, as financial woes in several emerging economies and the collapse of a so-called "hedge" fund fostered worries that stock markets around the globe might come under heavy selling pressure. European markets were particularly affected, causing the Fund to lose more than 8% of its value in September 1998.

But, thanks in large part to repeated interest-rate cuts in the United States and Europe, those concerns quickly faded, allowing the markets and the Fund to begin advancing. In fact, by the end of October, the Fund had made up all of the lost ground and was on its way to recording four straight months of solid gains. After a retreat in February, the Fund finished the fiscal year with gains in five of the final six months.

The clear majority of the portfolio (up to about 80% at the peak) remained invested in European markets during the 12 months. They included the United Kingdom, France, Italy, Germany, Spain, Switzerland and the Netherlands. For the most part, I concentrated on stocks of companies undergoing corporate restructuring -- strengthening their business positions through cost reduction and other streamlining efforts. As for specific stock sectors, the greatest emphasis was on banking and telecommunications, which at times accounted for as much as 40% of the investments.

As for changes to the portfolio, I substantially added to holdings in Japan as the period progressed, a move that proved quite productive as both the Japanese market and the currency appreciated nicely. Also, about mid-year I reduced the exposure to telecommunications stocks and added to positions in cyclical (economically sensitive) stocks to take advantage of improving business fortunes in many parts of the world.

Looking toward the current fiscal year, the bulk of the portfolio remains invested in Europe, which continues to impress me as having good potential for stronger economic growth and, thus, appreciating stock prices.

Peter Lamaison

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
(This annual report is not part of the prospectus.)

The 10 Largest Holdings

AXP VP -- International Fund

                                               Percent             Value
                                           (of net assets) (as of Aug. 31, 1999)
 Ericsson (LM) Cl B (Sweden)                    4.00%           $88,869,407

 Mannesmann (Germany)                           3.99             88,502,669

 General Electric (United Kingdom)              3.80             84,456,857

 Total Petroleum Cl B (France)                  3.44             76,473,598

 Banque Natl de Paris (France)                  3.39             75,184,512

 Shell Transport & Trading (United Kingdom)     3.32             73,732,627

 UBS (Switzerland)                              3.01             66,769,572

 Lafarge (France)                               2.87             63,706,097

 Fortis (Netherlands)                           2.77             61,610,429

 Nippon Telegraph & Telephone (Japan)           2.63             58,520,518

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

                           The 10 holdings listed here
                           make up 33.22% of net assets

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

The Fund's Long-term Performance

AXP VP -- International Fund

                 How $10,000 has grown in AXP VP - International Fund
$30,000
                                                         X MSCI World Index

                                                                X $20,809
                                                                  AXP VP-
                                                                  International
                                                                  Fund
$20,000
                                              X Lipper International Fund Index

                                                  X MSCI EAFE Index
$10,000

2/1/92   8/92   8/93   8/94   8/95   8/96    8/97     8/98    8/99

                          Average annual total return (as of Aug. 31, 1999)
                                                                      Since
                                 1 year             5 years         inception*
                                 +22.18%            +8.35%            +10.07%
                         *Inception date was Jan. 13, 1992.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), the Lipper International Fund Index and the Morgan Stanley Capital International World Index (MSCI World Index). Recently, the Fund's portfolio manager recommended that the Fund change its comparative index from the MSCI World Index to the MSCI EAFEIndex. The portfolio manager made this recommendation because the new index more closely represents the Fund's holdings. We will include both the MSCIWorld Index to the MSCI EAFEIndex in this transition year. In the future, however, we will only include the MSCIEAFEIndex.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

The MSCI World Index, compiled from a composite of securities listed on the markets of North America, Europe, Australasia and the Far East is widely recognized by investors as the measurement index for portfolios that invest in the major markets of the world.

MSCIEAFE Index is an unmanaged index compiled from a composite of securities markets of Europe, Australia and the Far East, is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

MSCI World Index, an unmanaged market index, compiled from a composite of over 1,500 companies listed on the stock exchanges of North America, Europe, New Zealand and the Far East, is widely recognized by investors as the measurement index for portfolios of global securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
(This annual report is not part of the prospectus.)

(picture of) Alfred Henderson
Alfred Henderson
Portfolio Manager

(picture of) David Kuplic
David Kuplic
Portfolio Manager

From the Portfolio Managers

AXP VP -- Managed Fund (formerly known as IDS Life Managed Fund)

A strong rebound by the U.S. stock market set the stage for a substantial gain by the Fund during the past fiscal year. For the 12 months -- September 1998 through August 1999 -- the Fund's value appreciated 22.98%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or life insurance contracts.)

When the period began last fall, the stock market was in the final phase of a sharp downturn. But, with another display of the remarkable resilience it has shown in recent years, the market quickly came to life and, buoyed by three reductions in short-term interest rates by the Federal Reserve, mounted a furious five-month rally. From that point, gains became tougher to come by, as a steady rise in long-term interest rates presented a periodic stumbling block.

The Fund's stock holdings followed a similar course, as they racked up strong gains early in the fiscal year before tailing off. Leading the way were holdings among large-capitalization stocks, particularly in the technology, health care, consumer products and financial services groups. Prominent performers included Nokia, MCI WorldCom, Merck, Microsoft, Washington Mutual, Intel, Cisco Systems and Morgan Stanley Dean Witter.

On the bond side, the performance pattern was similar to that of the stock holdings. Thanks to declining interest rates during the first several months of the period, bonds, chiefly U.S. Treasury issues, enjoyed rising prices. Then, when interest rates rose as investors grew increasingly concerned that the still-strong economy could lead to higher inflation, bonds suffered considerable price erosion. For the period as a whole, bonds comprised 30%-35% of the portfolio, with stocks making up the rest.

Looking toward the current fiscal year, the economy remains strong, corporate profits look healthy and inflation appears to still be under control. On the negative side are interest rates, which are up considerably from a year ago and could climb higher in the months ahead. If that happens, chances are that stocks and bonds will find it difficult to make much progress.

Alfred Henderson

David Kuplic

(This annual report is not part of the prospectus.)         ANNUAL REPORt - 1999

The 10 Largest Holdings

AXP VP -- Managed Fund

                                 Percent                      Value
                             (of net assets)          (as of Aug. 31, 1999)
 Microsoft                         2.75%                   $138,843,749

 General Electric                  2.64                     133,090,312

 Cisco Systems                     2.40                     121,214,843

 Tyco Intl                         2.21                     111,507,070

 MCI WorldCom                      1.99                     100,368,750

 Home Depot                        1.79                      90,159,375

 Amgen                             1.73                      87,346,874

 Citigroup                         1.72                      86,653,124

 Solectron                         1.67                      84,118,749

 Intel                             1.59                      80,132,813

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

                           The 10 holdings listed here
                           make up 20.49% of net assets

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
(This annual report is not part of the prospectus.)

The Fund's Long-term Performance

AXP VP -- Managed Fund

                 How $10,000 has grown in AXP VP - Managed Fund

$50,000

$40,000
                                           X S&P 500 Index

                                                           X $32,818
                                                             AXP VP-Managed Fund
$30,000

$20,000

$10,000

'89  '90  '91  '92  '93  '94  '95  '96    '97     '98     '99

                          Average annual total return (as of Aug. 31, 1999)
                                 1 year           5 years           10 years
                                +22.98%           +14.68%            +12.62%

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Standard & Poor's 500 Index (S&P 500 Index).

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies are generally larger than those in which the Fund invests.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

(picture of) Gordon M. Fines
Gordon M. Fines
Portfolio Manager

From the Portfolio Manager

AXP VP -- New  Dimensions  Fund  (formerly  known as IDS Life Growth  Dimensions
Fund)

A powerful surge by the U.S. stock market paved the way for a substantial gain by the Fund during the past fiscal year. For the 12 months -- September 1998 through August 1999 -- the Fund's value increased 42.61%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or life insurance contracts.)

The U.S. stock market was still licking its wounds from a late-summer tumble when the period began. But, with ongoing reports of solid economic growth and low inflation, stocks eventually regained their footing and, supported by three reductions in short-term interest rates by the Federal Reserve Board during the fall, mounted a furious rally. The positive performance continued until February, when concerns about a potential increase in the inflation rate and a slowdown in corporate profits caused the market to retreat.

From that point, gains became more difficult to come by as a rise in long-term interest rates kept stocks off balance much of the time. Still, the market did manage to make a little progress during the final months of the period.

For the Fund, whose performance generally tracked that of the market as a whole over the 12 months, its emphasis on technology, health care, financial services and retailing stocks paid off well. Looking at specific stocks, General Electric, Cisco Systems, Microsoft, Wal-Mart, Pfizer, IBM and Safeway -- all among the Fund's largest holdings -- made particularly strong contributions. For the most part, large-capitalization growth stocks were at the forefront of the market's advances. That worked to the Fund's advantage, as those issues form the core of its investment portfolio.

Looking at changes to the portfolio, I added a modest amount of utility stocks early in the period. Beyond that, I trimmed the exposure to technology-related stocks with especially high valuations and added a bit to cyclical, or economically sensitive, holdings.

As the new fiscal year begins, recent increases in short-term interest rates by the Federal Reserve have created considerable uneasiness in the stock market. On the positive side, though, the economy appears healthy, corporate profits appear to be generally good and inflation has yet to show clear signs of heading higher.

Gordon M. Fines

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
(This annual report is not part of the prospectus.)

The 10 Largest Holdings

AXP VP -- New Dimensions Fund

                                      Percent                   Value
                                  (of net assets)       (as of Aug. 31, 1999)
 Intl Business Machines                 5.36%               $189,820,793

 Cisco Systems                          4.67                 165,333,655

 Wal-Mart Stores                        3.43                 121,527,030

 General Electric                       3.39                 119,814,975

 Microsoft                              2.87                 101,531,806

 Texas Instruments                      2.54                  90,038,974

 Intel                                  2.48                  87,644,750

 Tyco Intl                              2.18                  77,166,895

 Time Warner                            2.15                  75,937,794

 MCI WorldCom                           1.96                  69,258,225

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

                           The 10 holdings listed here
                           make up 31.03% of net assets

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

The Fund's Long-term Performance

AXP VP -- New Dimensions Fund

                 How $10,000 has grown in AXP VP - New Dimensions Fund
$30,000

$20,000                                                   X $19,162 AXP-VP
                                                            New Dimensions Fund

                                                  X S&P 500 Index

                                        X Liper Growth Fund Index
$10,000

6/1/96      8/96          8/97            8/98           8/99

                          Average annual total return (as of Aug. 31, 1999)
                                                               Since
                                 1 year                     inception*
                                +42.61%                      +21.27%
                         *Inception date was May 1, 1996.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Growth Fund Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies are generally larger than those in which the Fund invests.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
(This annual report is not part of the prospectus.)

(picture of) Louis Giglio
Louis Giglio
Portfolio Manager

(picture of) Jacob E. Hurwitz
Jacob E. Hurwitz
Portfolio Manager

(picture of) Kent A. Kelley
Kent A. Kelley
Portfolio Manager

From the Portfolio Managers

AXP VP -- Strategy Aggressive Fund (formerly known as IDS Life Aggressive Growth
Fund)

A strong rebound by the stock market set the stage for a substantial gain by the Fund during the fiscal year. For the 12 months -- September 1998 through August 1999 -- the Fund's value appreciated 35.27%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, the variable annuity or life insurance contracts.)

The period began with stocks trying to regroup from a steep, late-summer decline that drove down the broad market by nearly 20% and cut prices on certain stocks roughly in half. Soon, supported by three reductions in short-term interest rates by the Federal Reserve Board during the fall, stocks mounted a roaring rally that, by the end of November, made up the lost ground and ultimately propelled the market to an all-time high in early January. From that point, the market found the going tougher as a steady rise in long-term interest rates presented a periodic hurdle.

Consistent with the pattern of recent years, stocks of large, fast-growing companies ("large-caps") most often led the market's resurgence. While that at times worked to the disadvantage of this Fund, which emphasizes small- and mid-cap stocks, the overall positive tone of the market was good for Fund performance. The biggest contributors to the Fund's gain were technology-related stocks, which, because of additional investments and price run-ups among several holdings, made up the largest portion of the Fund's portfolio. Most of the rest of the portfolio was spread among stocks in the health care, retailing, financial services and media sectors.

Concurrent with a change in management of the Fund, the portfolio underwent considerable changes during the final months of the fiscal year. Most notable were a shift in concentration from small-cap to mid-capitalization issues and a greater concentration of assets in the top 10 holdings. In all cases, my stock selections focused on two ongoing criteria: strong earnings growth and high-quality management.

What didn't change in the portfolio restructuring, however, was the Fund's heavy exposure to technology-related stocks, which, in our view, continue to offer the greatest number of companies with rapid earnings growth. While that doesn't guarantee positive Fund performance in the current fiscal year, we're confident that, over the long term, this approach will prove rewarding.

Louis Giglio

Jacob E. Hurwitz

Kent A. Kelly

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

The 10 Largest Holdings

AXP VP -- Strategy Aggressive Fund

                                         Percent                 Value
                                     (of net assets)     (as of Aug. 31, 1999)
 Cisco Systems                             4.43%             $103,074,999

 VeriSign                                  2.63                61,196,562

 Tyco Intl                                 2.15                50,149,687

 JDS Uniphase                              2.08                48,406,924

 Univision Communications Cl A             1.92                44,618,750

 Knight/Trimark Group Cl A                 1.78                41,461,499

 PMC-Sierra                                1.69                39,431,999

 COLT Telecom Group ADR                    1.57                36,539,624

 Kohl's                                    1.42                32,988,749

 WinStar Communications                    1.33                31,046,438

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

                           The 10 holdings listed here
                           make up 21% of net assets

AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS
(This annual report is not part of the prospectus.)

The Fund's Long-term Performance

AXP VP -- Strategy Aggressive Fund

           How $10,000 has grown in AXP VP - Strategy Aggressive Fund

$40,000

$30,000
                                                        X S&P 500 Index

                                                               X $22,021
                                                                 AXP VP-
                                                                 Stategy
                                                                 Aggressive Fund

                                          X Russell Midcap Growth Index

$20,000

$10,00

2/1/92  8/92   8/93   8/94   8/95   8/96     8/97      8/98    8/99

                          Average annual total return (as of Aug. 31, 1999)
                                                                       Since
                                 1 year            5 years          inception*
                                 +35.27%           +13.85%            +10.88%
                         *Inception date was Jan. 13, 1992.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Russell Midcap Growth Index.

Your investment and return values fluctuate so that your accumulation units, when redeemed, may be worth more or less than their original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results. The above graph does not reflect expenses that apply to the variable accounts or the annuity contracts.

The S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies are generally larger than those in which the Fund invests.

Russell Midcap Growth Index, an unmanaged list of common stocks, measures the performance of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the total market capitalization of the Russell 1000 Index.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

The  financial   statements   contained  in  Post-Effective   Amendment  #40  to
Registration Statement No. 2-73115 filed on or about October 28, 1999, are incorporated herein by reference.

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STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue
                                         strip at the top
                                         of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described to
    annual report.                       the left of the text.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.
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American Express Variable
   Portfolio Funds
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors

S-6466 R (10/99)